Company information - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Aug. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2026 SFr / shares shares
Disclosure Of Company Information And Operations [Line Items]
Issue of equity | $	$ 53,100
Number of equity shares issued	12,104,900
Sale of shares, price per share (USD per share) | $ / shares	$ 4.75
Number of ordinary shares issued upon exercise (in shares)	1,578,900		1,578,900		1,578,900		1,578,900
At-The-Market offering
Disclosure Of Company Information And Operations [Line Items]
Issue of equity | $		$ 50,000	$ 1,171		$ 15,667
Number of equity shares issued			233,328		3,098,200
Proceeds from issuing shares | $			$ 1,200		$ 15,667	$ 0
Ordinary Shares
Disclosure Of Company Information And Operations [Line Items]
Shares issued, par value (in dollars per share) | (per share)	$ 0.06		$ 0.06		$ 0.06		SFr 0.05
Issued capital
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued (in shares)	89,321,220		89,321,220	89,321,220	89,321,220	79,321,220	89,321,220
Number of shares outstanding (in shares)	85,127,825		85,127,825	68,486,338	85,127,825	67,579,560	85,127,825
Issuance of shares to be held as treasury shares (in shares)				10,000,000
Treasury shares
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued (in shares)	4,193,395		4,193,395	20,834,882	4,193,395	11,741,660	4,193,395
Treasury shares | At-The-Market offering
Disclosure Of Company Information And Operations [Line Items]
Issue of equity | $			$ 14		$ 197